Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Black Scholes model for the Private Warrants
To estimate the fair value of the Private Warrants as of December 31, 2020 and September 30, 2021, the Company used a Black Scholes closed form model, which is a Level 3 fair value measurement. Significant inputs used in the Black Scholes model for the Private Warrants were as follows:

December 31, 2020 & September 30, 2021
Expected volatility	16.00%
Expected term (in years)	3.97
Risk free interest rate	1.74%
Dividend yield	0.00%
Exercise Price	$11.50
Fair value of Common Stock	$8.05
The following table summarizes the assumptions used in the valuation models to determine the fair value of awards granted to employees and non-employees
under both the 2019 Plan and the 2016 Plan:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Expected volatility	37.63 - 41.24%	36.92 - 37.70%
Expected term (in years)	6.0	6 - 6.5
Dividend yield	0%	0%
Risk free interest rate	0.30 - 1.43%	1.79 - 2.89%

Summary of Reconciliation of Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The following table provides a reconciliation of liabilities measured at fair value using significant unobservable inputs (Level 3) for the periods ended September 30, 2021 and December 31, 2020 (in thousands):

Balance at December 31, 2019	$822
Change in fair value of contingent consideration	98

Balance at December 31, 2020	920
Private warrants	3,810
Change in fair value of Private Warrants	(1,651)
Change in fair value of contingent consideration	49

Balance at September 30, 2021	$3,128

The following table provides a reconciliation of liabilities measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2020 and 2019 (in thousands):

Balance at December 31, 2018	$—
Additions (payments) to contingent consideration	774
Change in fair value of contingent consideration	48

Balance at December 31, 2019	822
Additions (payments) to contingent consideration	—
Change in fair value of contingent consideration	98

Balance at December 31, 2020	$920